Schedule of Investments (unaudited) June 30, 2020	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Lockheed Martin Corp.	90	$32,843
Northrop Grumman Corp.	120	36,893

		69,736

Agricultural & Farm Machinery — 0.0%
Toro Co. (The)	25	1,658

Air Freight & Logistics — 1.1%
Expeditors International of Washington Inc.	479	36,423
United Parcel Service Inc., Class B	194	21,569

		57,992

Apparel Retail — 0.4%
Burlington Stores Inc.(a)	93	18,314

Apparel, Accessories & Luxury Goods — 0.3%
Lululemon Athletica Inc.(a)	56	17,473

Application Software — 11.4%
Adobe Inc.(a)	56	24,377
Alteryx Inc., Class A(a)	122	20,042
Aspen Technology Inc.(a)	838	86,825
Atlassian Corp. PLC, Class A(a)	210	37,857
Cadence Design Systems Inc.(a)	885	84,925
CDK Global Inc.	19	787
Citrix Systems Inc.	650	96,142
Fair Isaac Corp.(a)	79	33,025
HubSpot Inc.(a)	262	58,780
Intuit Inc.	303	89,746
Manhattan Associates Inc.(a)	426	40,129
Nutanix Inc., Class A(a)	105	2,489
RingCentral Inc., Class A(a)	43	12,255

		587,379

Automotive Retail — 0.3%
AutoZone Inc.(a)	8	9,025
O’Reilly Automotive Inc.(a)	15	6,325

		15,350

Biotechnology — 5.0%
AbbVie Inc.	1,184	116,245
Amgen Inc.	522	123,119
Vertex Pharmaceuticals Inc.(a)	65	18,870

		258,234

Building Products — 0.2%
Armstrong World Industries Inc.	116	9,043

Communications Equipment — 1.3%
Motorola Solutions Inc.	341	47,785
Ubiquiti Inc.	95	16,583

		64,368

Computer & Electronics Retail — 0.9%
Best Buy Co. Inc.	501	43,722

Construction Machinery & Heavy Trucks — 1.4%
Allison Transmission Holdings Inc.	1,904	70,029

Data Processing & Outsourced Services — 1.8%
Mastercard Inc., Class A	312	92,258

Distributors — 0.4%
Pool Corp.	82	22,293

Security	Shares	Value

Electronic Equipment & Instruments — 1.5%
Keysight Technologies Inc.(a)	327	$32,955
Zebra Technologies Corp., Class A(a)	169	43,256

		76,211

Electronic Manufacturing Services — 0.4%
Jabil Inc.	619	19,857

Fertilizers & Agricultural Chemicals — 0.2%
Scotts Miracle-Gro Co. (The)	81	10,892

Financial Exchanges & Data — 2.8%
MSCI Inc.	330	110,160
S&P Global Inc.	108	35,584

		145,744

Food Retail — 0.9%
Grocery Outlet Holding Corp.(a)	551	22,481
Sprouts Farmers Market Inc.(a)	960	24,566

		47,047

Footwear — 0.0%
Nike Inc., Class B	3	294

Health Care Equipment — 1.0%
Baxter International Inc.	21	1,808
IDEXX Laboratories Inc.(a)	143	47,213

		49,021

Health Care Facilities — 0.2%
HCA Healthcare Inc.	87	8,444

Health Care Services — 0.8%
Chemed Corp.	96	43,303

Health Care Supplies — 0.3%
Align Technology Inc.(a)	58	15,918

Health Care Technology — 0.4%
Veeva Systems Inc., Class A(a)	91	21,332

Home Improvement Retail — 1.3%
Home Depot Inc. (The)	260	65,133

Homefurnishing Retail — 0.5%
Williams-Sonoma Inc.	306	25,095

Household Products — 0.8%
Procter & Gamble Co. (The)	340	40,654

Hypermarkets & Super Centers — 0.4%
Costco Wholesale Corp.	66	20,012

Industrial Machinery — 0.0%
Graco Inc.	27	1,296

Interactive Home Entertainment — 2.0%
Activision Blizzard Inc.	285	21,632
Electronic Arts Inc.(a)	293	38,691
Take-Two Interactive Software Inc.(a)	267	37,265
Zynga Inc., Class A(a)	769	7,336

		104,924

Interactive Media & Services — 2.0%
Alphabet Inc., Class A(a)	5	7,090
Alphabet Inc., Class C, NVS(a)	18	25,445
Facebook Inc., Class A(a)	218	49,501
Match Group Inc.(a)(b)	213	22,802

		104,838

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 8.9%
Amazon.com Inc.(a)	136	$375,200
eBay Inc.	1,393	73,063
Wayfair Inc., Class A(a)	53	10,473

		458,736

Internet Services & Infrastructure — 2.2%
GoDaddy Inc., Class A(a)	111	8,139
Okta Inc.(a)	21	4,205
VeriSign Inc.(a)	496	102,588

		114,932

Investment Banking & Brokerage — 0.3%
LPL Financial Holdings Inc.	159	12,466

IT Consulting & Other Services — 2.1%
Booz Allen Hamilton Holding Corp.	1,390	108,128

Leisure Facilities — 0.4%
Planet Fitness Inc., Class A(a)	366	22,169

Life Sciences Tools & Services — 0.6%
Mettler-Toledo International Inc.(a)	38	30,611

Managed Health Care — 0.1%
Molina Healthcare Inc.(a)	38	6,763

Paper Packaging — 0.8%
Avery Dennison Corp.	344	39,247

Personal Products — 1.7%
Estee Lauder Companies Inc. (The), Class A	281	53,019
Herbalife Nutrition Ltd.(a)	817	36,749

		89,768

Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	888	52,214
Eli Lilly & Co.	787	129,210
Johnson & Johnson	14	1,969
Merck & Co. Inc.	1,945	150,407

		333,800

Restaurants — 3.5%
Domino’s Pizza Inc.	154	56,894
Starbucks Corp.	741	54,530
Yum China Holdings Inc.	301	14,469
Yum! Brands Inc.	650	56,491

		182,384

Retail REITs — 0.1%
Brookfield Property REIT Inc., Class A	515	5,129

Semiconductor Equipment — 2.5%
KLA Corp.	141	27,422
Lam Research Corp.	73	23,613
Teradyne Inc.	930	78,594

		129,629

Semiconductors — 3.5%
Broadcom Inc.	106	33,455

Security	Shares	Value

Semiconductors (continued)
Maxim Integrated Products Inc.	178	$10,789
NVIDIA Corp.	28	10,637
Qualcomm Inc.	323	29,461
Texas Instruments Inc.	751	95,354

		179,696

Soft Drinks — 0.4%
PepsiCo Inc.	137	18,120

Specialized Consumer Services — 0.4%
H&R Block Inc.	1,522	21,734

Systems Software — 15.4%
Fortinet Inc.(a)	536	73,577
Microsoft Corp.	3,132	637,393
Oracle Corp.	454	25,092
Palo Alto Networks Inc.(a)	85	19,522
ServiceNow Inc.(a)	2	810
VMware Inc., Class A(a)	2	310
Zscaler Inc.(a)	324	35,478

		792,182

Technology Distributors — 0.3%
CDW Corp./DE	151	17,543

Technology Hardware, Storage & Peripherals — 8.9%
Apple Inc.	1,226	447,245
NetApp Inc.	296	13,133

		460,378

Trading Companies & Distributors — 0.0%
WW Grainger Inc.	4	1,257

Total Common Stocks — 100.0% (Cost: $4,689,361)		5,152,536

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	21,263	21,290

Total Short -Term Investments — 0.4% (Cost: $21,249)		21,290

Total Investments in Securities — 100.4% (Cost: $4,710,610)		5,173,826

Other Assets, Less Liabilities — (0.4)%		(18,568)

Net Assets — 100.0%		$5,155,258

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Growth Style ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	146,996	(125,733)	21,263	$21,290	$484	(b)	$210		$(43)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,152,536	$—	$—	$5,152,536
Money Market Funds	21,290	—	—	21,290

	$5,173,826	$—	$—	$5,173,826

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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